Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and input VAT		¥ 25,094		¥ 33,793
Inventory		19,678		14,240
Interest receivables		10,485		12,239
Deposits	[1]	10,224		9,807
Receivables from third-party payment agencies		9,094		12,984
Prepaid expenses	[2]	8,140		13,394
Other receivables		4,947		4,118
Prepaid marketing expenses		3,376		3,489
Staff advances		658		1,253
Others		5,220		3,701
Total		¥ 96,916	$ 13,277	¥ 109,018

[1]	Represented rental deposits and deposits for online marketing activities which all being refundable within one year.
[2]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.